Earnings Per Common Share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Earnings Per Common Share	EARNINGS PER COMMON SHARE
Diluted earnings per share ("EPS") was calculated using the treasury stock method for stock options.

	2023			2022
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares	EPS	Shareholders	Shares	EPS
	($ millions)	(# millions)	($)	($ millions)	(# millions)	($)
Quarter ended June 30
Basic EPS	294	485.4	0.61	284	477.8	0.59
Potential dilutive effect of stock options	—	0.3		—	0.5
Diluted EPS	294	485.7	0.61	284	478.3	0.59

Year-to-date June 30
Basic EPS	731	484.3	1.51	634	476.8	1.33
Potential dilutive effect of stock options	—	0.3		—	0.5
Diluted EPS	731	484.6	1.51	634	477.3	1.33